UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Convertible Bonds (90.0%)
Consumer Discretionary (12.7%)
DR Horton Inc. Cvt.	2.000%	5/15/14	16,984	19,892
Ford Motor Co. Cvt.	4.250%	11/15/16	31,030	44,063
1 Gaylord Entertainment Co. Cvt.	3.750%	10/1/14	16,355	17,316
Group 1 Automotive Inc. Cvt.	2.250%	6/15/36	11,672	9,133
1 International Game Technology Cvt.	3.250%	5/1/14	11,920	13,946
1 Liberty Global Inc. Cvt.	4.500%	11/15/16	22,045	26,316
Liberty Media LLC Cvt.	3.125%	3/30/23	13,550	13,855
1 RadioShack Corp. Cvt.	2.500%	8/1/13	12,155	13,416
Saks Inc. Cvt.	2.000%	3/15/24	20,000	16,650
1 TRW Automotive Inc. Cvt.	3.500%	12/1/15	17,350	19,866
Virgin Media Inc. Cvt.	6.500%	11/15/16	21,690	25,459
				219,912
Consumer Staples (2.6%)
Nash Finch Co. Cvt.	1.631%	3/15/35	12,895	5,948
Smithfield Foods Inc. Cvt.	4.000%	6/30/13	15,685	15,881
Tyson Foods Inc. Cvt.	3.250%	10/15/13	19,870	23,769
				45,598
Energy (7.8%)
Alpha Natural Resources Inc. Cvt.	2.375%	4/15/15	19,515	21,954
1 BPZ Resources Inc. Cvt.	6.500%	3/1/15	9,215	11,576
Chesapeake Energy Corp. Cvt.	2.750%	11/15/35	30,311	29,818
Exterran Holdings Inc. Cvt.	4.250%	6/15/14	3,710	4,447
GMX Resources Inc. Cvt.	4.500%	5/1/15	9,100	7,417
Goodrich Petroleum Corp. Cvt.	5.000%	10/1/29	18,680	17,189
1 James River Coal Co. Cvt.	4.500%	12/1/15	5,425	4,822
Peabody Energy Corp. Cvt.	4.750%	12/15/41	16,830	17,251
Quicksilver Resources Inc. Cvt.	1.875%	11/1/24	14,040	16,409
Trico Marine Services Inc. Cvt.	8.125%	2/1/13	3,889	2,917
				133,800
Financials (6.4%)
1 BioMed Realty LP Cvt.	3.750%	1/15/30	4,115	4,074
Dollar Financial Corp. Cvt.	3.000%	4/1/28	13,780	13,177
Forest City Enterprises Inc. Cvt.	3.625%	10/15/14	17,115	16,997
1 Forest City Enterprises Inc. Cvt.	5.000%	10/15/16	3,770	4,119
1 Host Hotels & Resorts LP Cvt.	2.500%	10/15/29	15,925	16,821
KKR Financial Holdings LLC Cvt.	7.500%	1/15/17	4,055	4,400
National Retail Properties Inc. Cvt.	5.125%	6/15/28	4,930	5,207
PHH Corp. Cvt.	4.000%	4/15/12	6,265	6,837
1 PHH Corp. Cvt.	4.000%	9/1/14	11,035	10,800
Rayonier TRS Holdings Inc. Cvt.	3.750%	10/15/12	130	137
1 Rayonier TRS Holdings Inc. Cvt.	3.750%	10/15/12	4,940	5,205
1 Rayonier TRS Holdings Inc. Cvt.	4.500%	8/15/15	10,875	12,262
1 SVB Financial Group Cvt.	3.875%	4/15/11	9,535	10,024
				110,060
Health Care (20.4%)
Allergan Inc. Cvt.	1.500%	4/1/26	8,090	8,869

1 American Equity Investment Life Holding Co.
Cvt.	5.250%	12/6/29	9,555	10,690
American Medical Systems Holdings Inc. Cvt.	3.250%	7/1/36	2,016	2,162
American Medical Systems Holdings Inc. Cvt.	4.000%	9/15/41	12,749	14,741
Amgen Inc. Cvt.	0.375%	2/1/13	8,080	8,080
Beckman Coulter Inc. Cvt.	2.500%	12/15/36	1,632	1,838
BioMarin Pharmaceutical Inc. Cvt.	1.875%	4/23/17	10,570	11,733
1 Biovail Corp. Cvt.	5.375%	8/1/14	24,310	29,020
Cephalon Inc. Cvt.	2.500%	5/1/14	28,215	32,906
Chemed Corp. Cvt.	1.875%	5/15/14	12,362	11,188
China Medical Technologies Inc. Cvt.	3.500%	11/15/11	4,200	3,313
Cubist Pharmaceuticals Inc. Cvt.	2.250%	6/15/13	11,885	11,172
1 Gilead Sciences Inc. Cvt.	0.500%	5/1/11	15,515	19,568
Gilead Sciences Inc. Cvt.	0.500%	5/1/11	1,745	2,201
Gilead Sciences Inc. Cvt.	0.625%	5/1/13	9,980	13,086
1 Greatbatch Inc. Cvt.	2.250%	6/15/13	3,905	3,339
Greatbatch Inc. Cvt.	2.250%	6/15/13	1,540	1,317
1 Incyte Corp. Ltd. Cvt.	4.750%	10/1/15	3,310	4,729
1 Inverness Medical Innovations Inc. Cvt.	3.000%	5/15/16	8,400	9,292
Inverness Medical Innovations Inc. Cvt.	3.000%	5/15/16	4,460	4,934
Isis Pharmaceuticals Inc. Cvt.	2.625%	2/15/27	4,330	3,989
1 Kinetic Concepts Inc. Cvt.	3.250%	4/15/15	9,505	9,814
Life Technologies Corp. Cvt.	1.500%	2/15/24	30,250	34,939
Life Technologies Corp. Cvt.	3.250%	6/15/25	10,515	12,302
Mylan Inc. Cvt.	1.250%	3/15/12	19,710	20,892
1 NuVasive Inc. Cvt.	2.250%	3/15/13	19,570	21,723
Onyx Pharmaceuticals Inc. Cvt.	4.000%	8/15/16	7,405	7,507
OSI Pharmaceuticals Inc. Cvt.	3.250%	9/8/23	4,790	4,550
PDL BioPharma Inc. Cvt.	2.000%	2/15/12	2,500	2,384
1 PSS World Medical Inc. Cvt.	3.125%	8/1/14	6,055	7,031
Teva Pharmaceutical Finance Co. BV Cvt.	1.750%	2/1/26	1,485	1,875
Valeant Pharmaceuticals International Cvt.	4.000%	11/15/13	8,245	10,605
Viropharma Inc. Cvt.	2.000%	3/15/17	11,909	10,644
				352,433
Industrials (11.6%)
1 AAR Corp. Cvt.	1.625%	3/1/14	5,110	4,573
1 Alliant Techsystems Inc. Cvt.	2.750%	9/15/11	6,675	6,817
Alliant Techsystems Inc. Cvt.	2.750%	9/15/11	3,910	3,993
AMR Corp. Cvt.	6.250%	10/15/14	27,067	31,330
Barnes Group Inc. Cvt.	3.750%	8/1/25	9,995	10,095
Barnes Group Inc. Cvt.	3.375%	3/15/27	7,065	6,146
1 Barnes Group Inc. Cvt.	3.375%	3/15/27	6,080	5,290
Continental Airlines Inc. Cvt.	4.500%	1/15/15	16,320	19,890
1 Covanta Holding Corp. Cvt.	3.250%	6/1/14	14,785	16,116
Covanta Holding Corp. Cvt.	1.000%	2/1/27	13,400	12,177
DryShips Inc. Cvt.	5.000%	12/1/14	5,610	5,491
1 GenCorp Inc. Cvt.	4.062%	12/31/39	550	437
L-3 Communications Holdings Inc. Cvt.	3.000%	8/1/35	27,201	28,391
Navistar International Corp. Cvt.	3.000%	10/15/14	18,040	18,446
Quanta Services Inc. Cvt.	3.750%	4/30/26	9,961	10,447
SunPower Corp. Cvt.	4.750%	4/15/14	8,940	8,716
Triumph Group Inc. Cvt.	2.625%	10/1/26	6,025	6,763
UAL Corp. Cvt.	4.500%	6/30/21	4,405	4,097
				199,215
Information Technology (21.9%)
Alliance Data Systems Corp. Cvt.	1.750%	8/1/13	18,710	17,307
Arris Group Inc. Cvt.	2.000%	11/15/26	6,590	6,166

	CACI International Inc. Cvt.	2.125%	5/1/14	9,215	9,791
1	CACI International Inc. Cvt.	2.125%	5/1/14	1,575	1,673
	CommScope Inc. Cvt.	3.250%	7/1/15	7,190	8,206
1	CSG Systems International Inc. Cvt.	3.000%	3/1/17	3,855	3,942
	Earthlink Inc. Cvt.	3.250%	11/15/26	5,175	5,634
	EMC Corp. Cvt.	1.750%	12/1/11	19,670	23,579
	EMC Corp. Cvt.	1.750%	12/1/13	14,390	17,808
	Equinix Inc. Cvt.	2.500%	4/15/12	30,915	32,422
	Equinix Inc. Cvt.	3.000%	10/15/14	3,120	3,194
	Equinix Inc. Cvt.	4.750%	6/15/16	10,575	14,038
	GSI Commerce Inc. Cvt.	2.500%	6/1/27	3,915	4,072
	Informatica Corp. Cvt.	3.000%	3/15/26	490	648
1	Intel Corp. Cvt.	3.250%	8/1/39	17,985	20,211
	Itron Inc. Cvt.	2.500%	8/1/26	8,450	9,960
	Microchip Technology Inc. Cvt.	2.125%	12/15/37	7,560	7,239
	Micron Technology Inc. Cvt.	1.875%	6/1/14	49,200	43,911
	NetApp Inc. Cvt.	1.750%	6/1/13	22,240	25,187
	Nuance Communications Inc. Cvt.	2.750%	8/15/27	12,025	12,296
	ON Semiconductor Corp. Cvt.	2.625%	12/15/26	37,373	38,027
	Photronics Inc. Cvt.	5.500%	10/1/14	1,859	2,103
1	Salesforce.com Inc. Cvt.	0.750%	1/15/15	17,880	17,679
1	Sybase Inc. Cvt.	3.500%	8/15/29	15,805	18,492
	Symantec Corp. Cvt.	0.750%	6/15/11	14,075	14,673
1	SYNNEX Corp. Cvt.	4.000%	5/15/18	7,020	8,257
	TTM Technologies Inc. Cvt.	3.250%	5/15/15	6,461	5,556
	VeriSign Inc. Cvt.	3.250%	8/15/37	6,874	6,084
					378,155
Materials (1.7%)
	Steel Dynamics Inc. Cvt.	5.125%	6/15/14	25,025	29,467

Telecommunication Services (4.8%)
	SBA Communications Corp. Cvt.	1.875%	5/1/13	50,019	52,020
1	SBA Communications Corp. Cvt.	4.000%	10/1/14	7,935	10,583
	tw telecom inc Cvt.	2.375%	4/1/26	18,810	19,727
					82,330
Utilities (0.1%)
	Unisource Energy Corp. Cvt.	4.500%	3/1/35	1,975	1,876
Total Convertible Bonds (Cost $1,418,912)					1,552,846
					Market
					Value
		Coupon		Shares	($000)
Convertible Preferred Stock (8.6%)
Consumer Discretionary (2.0%)
	Interpublic Group of Cos. Inc. Pfd.	5.250%		34,300	25,682
*,1 Dana Holding Corp. Pfd.		4.000%		93,419	9,482
					35,164
Energy (0.1%)
	Goodrich Petroleum Corp. Pfd.	5.375%		49,500	1,847

Financials (4.5%)
	Fifth Third Bancorp Pfd.	8.500%		243,360	32,800
*	Citigroup Inc. Pfd.	7.500%		218,480	23,434
	Aspen Insurance Holdings Ltd. Pfd.	5.625%		165,460	9,214
	New York Community Capital Trust V Pfd.	6.000%		175,100	8,519
	KeyCorp Pfd.	7.750%		40,031	3,560
					77,527

Health Care (0.9%)
Inverness Medical Innovations Inc. Pfd.	3.000%	60,382	16,062

Industrials (0.3%)
Continental Airlines Finance Trust II Pfd.	6.000%	163,300	4,419

Telecommunication Services (0.8%)
Crown Castle International Corp. Pfd.	6.250%	244,110	14,052

Total Convertible Preferred Stocks (Cost $120,976)			149,071
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
2 Vanguard Market Liquidity Fund (Cost
$11,408)	0.163%	11,407,698	11,408
Total Investments (99.3%) (Cost $1,551,296)			1,713,325
Other Assets and Liabilities-Net (0.7%)			11,583
Net Assets (100%)			1,724,908

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $409,321,000, representing 23.7% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Convertible Securities Fund

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,552,846	—
Convertible Preferred Stocks	149,071	—	—
Temporary Cash Investments	11,408	—	—
Total	160,479	1,552,846	—

C. At February 28, 2010, the cost of investment securities for tax purposes was $1,551,296,000. Net unrealized appreciation of investment securities for tax purposes was $162,029,000, consisting of unrealized gains of $180,175,000 on securities that had risen in value since their purchase and $18,146,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Item 3: Exhibits

(a) Certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2010
VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683, Incorporated by Reference.